UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02796 )

Exact name of registrant as specified in charter: Putnam High Yield Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio
11/30/06 (Unaudited)

CORPORATE BONDS AND NOTES (88.4%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.3%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$4,050,000	$4,070,250
Lamar Media Corp. 144A sr. sub. notes 6 5/8s, 2015		2,140,000	2,078,475
			6,148,725

Automotive (7.6%)
ArvinMeritor, Inc. sr. unsecd. notes 8 1/8s, 2015		1,460,000	1,405,250
Dana Corp. notes 5.85s, 2015		6,095,000	4,418,875
Delco Remy International, Inc. company guaranty 11s,
2009		3,000	1,080
Ford Motor Co. notes 7.45s, 2031		10,425,000	8,248,781
Ford Motor Credit Corp. bonds 7 3/8s, 2011		2,740,000	2,707,509
Ford Motor Credit Corp. notes 7 7/8s, 2010		7,800,000	7,835,459
Ford Motor Credit Corp. notes 7 3/8s, 2009		11,680,000	11,660,459
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011 (S)		14,330,000	15,260,015
Ford Motor Credit Corp. 144A sr. unsecd. notes 9 3/4s,
2010		5,420,000	5,754,349
General Motors Acceptance Corp. notes 7 3/4s, 2010		14,870,000	15,566,987
General Motors Acceptance Corp. notes 6 7/8s, 2012		15,110,000	15,571,308
General Motors Acceptance Corp. notes 6 3/4s, 2014		21,390,000	21,933,798
General Motors Acceptance Corp. notes 5 1/8s, 2008		3,938,000	3,887,755
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009		7,895,000	7,879,731
General Motors Corp. notes 7.2s, 2011		16,650,000	15,879,938
Lear Corp. company guaranty Ser. B, 8.11s, 2009 (S)		7,455,000	7,855,706
Lear Corp. sr. notes 8 1/8s, 2008	EUR	5,090,000	7,066,374
Lear Corp. 144A sr. notes 8 1/2s, 2013 (S)		$5,415,000	5,367,619
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014
(S)		3,115,000	3,161,725
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		4,880,000	5,331,400
TRW Automotive, Inc. sr. notes 9 3/8s, 2013		4,105,000	4,402,613
TRW Automotive, Inc. sr. sub. notes 11s, 2013		7,478,000	8,207,105
			179,403,836

Basic Materials (9.8%)
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		1,635,000	1,344,788
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		3,595,000	3,226,513
Abitibi-Consolidated, Inc. notes 6s, 2013 (Canada)		3,278,000	2,606,010
AK Steel Corp. company guaranty 7 3/4s, 2012		10,485,000	10,432,575
ARCO Chemical Co. debs. 10 1/4s, 2010		1,525,000	1,692,750
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s,
2014		6,690,000	7,342,275
Builders FirstSource, Inc. company guaranty FRB
9.624s, 2012		6,745,000	6,610,100
Century Aluminum Co. company guaranty 7 1/2s, 2014		2,785,000	2,805,888
Chaparral Steel Co. company guaranty 10s, 2013		9,705,000	10,796,813
Chesapeake Corp. sr. sub. notes 7s, 2014	EUR	1,360,000	1,699,802
Clondalkin Industries BV 144A sr. notes 8s, 2014
(Netherlands)	EUR	4,540,000	6,381,000
Cognis Holding GmbH & Co. 144A sr. notes 12.282s, 2015
(Germany) (PIK)	EUR	3,952,164	5,346,685
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	1,300,000	1,883,988
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$2,540,000	2,413,000
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		10,532,000	10,347,690
Corp/Hexion Nova Scotia Finance ULC 144A sr. notes
9 3/4s, 2014		7,915,000	8,033,725
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		10,355,000	9,940,800
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		9,769,000	8,254,805
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		9,140,000	9,711,250
Georgia-Pacific Corp. debs. 9 1/2s, 2011		6,630,000	7,293,000
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		3,790,000	4,074,250
Hercules, Inc. company guaranty 6 3/4s, 2029		140,000	135,450
Huntsman, LLC company guaranty 11 5/8s, 2010		2,496,000	2,758,080
IMC Global, Inc. notes 7.3s, 2028		3,355,000	3,053,050
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		2,968,000	2,856,700
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		350,000	322,875
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)
(PIK)	EUR	3,680,565	5,040,197
Lyondell Chemical Co. company guaranty 10 1/2s, 2013		$170,000	187,000
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		2,655,000	2,761,200
Lyondell Chemical Co. company guaranty 8s, 2014		4,250,000	4,382,813
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		5,445,000	5,758,088
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012
(Ireland)	EUR	327,000	473,896
Metals USA, Inc. sec. notes 11 1/8s, 2015		$5,020,000	5,559,650
Momentive Performance Materials, Inc. 144A sr. notes

9 3/4s, 2014		6,140,000	6,155,350
Momentive Performance Materials, Inc. 144A sr. sub.
notes 11 1/2s, 2016		2,045,000	2,016,881
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		1,295,000	1,324,138
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		780,000	792,675
Nalco Co. sr. sub. notes 9s, 2013	EUR	1,620,000	2,349,885
Nalco Co. sr. sub. notes 8 7/8s, 2013		$121,000	127,958
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg) (S)		4,110,000	4,207,613
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)	EUR	2,935,000	4,158,210
NewPage Corp. sec. notes 10s, 2012		$4,785,000	5,036,213
Newpage Holding Corp. sr. notes 12.389s, 2013 (PIK)		2,300,000	2,231,000
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		7,543,000	7,618,430
Novelis, Inc. 144A sr. notes 7 1/4s, 2015		6,615,000	6,350,400
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		1,714,951	1,757,825
PQ Corp. company guaranty 7 1/2s, 2013		4,710,000	4,592,250
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	5,460,000	7,721,080
Stone Container Corp. sr. notes 9 3/4s, 2011		$11,276,000	11,642,470
Stone Container Corp. sr. notes 8 3/8s, 2012		30,000	29,025
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		1,600,000	1,456,000
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		1,080,000	1,139,400
United States Steel Corp. sr. notes 9 3/4s, 2010		1,396,000	1,481,505
United States Steel, LLC sr. notes 10 3/4s, 2008		2,637,000	2,867,738
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. A, 5s,
2011 (PIK)		762,634	594,855
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. B, 6s,
2010 (PIK)		432,919	337,677
			231,515,284

Beverage (0.1%)
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008		3,133,000	3,207,409
Constellation Brands, Inc. sr. sub. notes Ser. B,
8 1/8s, 2012		383,000	398,799
			3,606,208

Broadcasting (2.2%)
British Sky Broadcasting PLC company guaranty 6 7/8s,
2009 (United Kingdom)		210,000	217,489
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		11,742,000	11,331,030
DirecTV Holdings, LLC sr. notes 8 3/8s, 2013		194,000	201,518
Echostar DBS Corp. company guaranty 6 5/8s, 2014		705,000	683,850
Echostar DBS Corp. sr. notes 6 3/8s, 2011		13,260,000	13,193,700
Echostar DBS Corp. 144A sr. notes 7s, 2013		4,245,000	4,234,388
Ion Media Networks, Inc. 144A sec. FRN 11.624s, 2013		2,735,000	2,748,675
Ion Media Networks, Inc. 144A sec. FRN 8.624s, 2012		3,300,000	3,333,000
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013		1,470,000	1,396,500
LIN Television Corp. sr. sub. notes 6 1/2s, 2013		35,000	33,250
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013		5,610,000	5,539,875
Young Broadcasting, Inc. company guaranty 10s, 2011		6,234,000	5,891,130
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		2,765,000	2,377,900
			51,182,305

Building Materials (1.6%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		8,967,000	9,168,758
Building Materials Corp. company guaranty 8s, 2008		2,929,000	2,885,065
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
8.329s, 2012		7,247,000	7,391,940
NTK Holdings, Inc. sr. disc. notes zero %, 2014		8,905,000	6,144,450
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013		4,585,000	4,630,850
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		7,705,000	7,435,325
			37,656,388

Cable Television (3.0%)
Adelphia Communications Corp. sr. notes 10 7/8s, 2010
(In default) (NON)		3,231,000	2,754,428
Adelphia Communications Corp. sr. notes 10 1/4s, 2011
(In default) (NON)		90,000	79,200
Adelphia Communications Corp. sr. notes 10 1/4s, 2007
(In default) (NON)		5,000	4,213
Adelphia Communications Corp. sr. notes 9 3/8s, 2009
(In default) (NON)		5,000	4,388
Adelphia Communications Corp. sr. notes 7 7/8s, 2009
(In default) (NON)		2,918,000	2,458,415
Adelphia Communications Corp. sr. notes Ser. B,
9 7/8s, 2007 (In default) (NON)		2,471,000	2,112,705
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		4,205,000	4,231,281
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		1,130,000	1,110,225
CCH I Holdings, LLC company guaranty stepped-coupon
zero % (12 1/8s, 1/15/07), 2015 (STP)		1,133,000	968,715
CCH I, LLC/Capital Corp. sec. notes 11s, 2015		24,966,000	24,466,680
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010		6,525,000	6,802,313
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010		2,390,000	2,497,550

CSC Holdings, Inc. debs. 7 5/8s, 2018		2,614,000	2,581,325
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		5,240,000	5,338,250
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012		6,505,000	6,391,163
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		2,200,000	2,326,500
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		7,275,000	7,638,750
Rainbow National Services, LLC 144A sr. sub. debs.
10 3/8s, 2014		150,000	166,500
			71,932,601

Capital Goods (7.1%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		4,774,000	4,726,260
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		5,987,000	6,301,318
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011 (S)		860,000	834,200
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		8,880,000	9,457,200
Blount, Inc. sr. sub. notes 8 7/8s, 2012		4,345,000	4,431,900
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		1,645,000	1,657,338
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		4,360,000	4,376,350
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		7,115,000	7,292,875
Crown Euro Holdings SA company guaranty 6 1/4s, 2011
(France)	EUR	6,460,000	8,929,816
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (acquired 7/23/04, cost $4,820,644) (RES)		$14,695,000	10,506,925
Graham Packaging Co., Inc. sub. notes 9 7/8s, 2014		6,905,000	6,835,950
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		5,890,000	5,978,350
Impress Holdings BV 144A sec. FRN 8.512s, 2013
(Netherlands)		2,705,000	2,718,525
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		6,921,000	7,076,723
L-3 Communications Corp. company guaranty 6 1/8s, 2013		4,695,000	4,648,050
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015		6,675,000	6,624,938
Legrand SA debs. 8 1/2s, 2025 (France)		11,405,000	13,001,700
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		4,758,000	5,114,850
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		7,151,000	6,757,695
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	5,920,000	7,869,672
Owens-Brockway Glass Container, Inc. company guaranty
8 1/4s, 2013		$1,554,000	1,600,620
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012		5,775,000	6,107,063
Owens-Illinois, Inc. debs. 7 1/2s, 2010		15,000	15,150
Ray Acquisition SCA 144A sec. notes 9 3/8s, 2015
(France)	EUR	6,310,000	9,562,532
RBS Global, Inc. and Rexnord Corp. 144A company
guaranty 9 1/2s, 2014		$8,510,000	8,871,675
RBS Global, Inc. and Rexnord Corp. 144A sr. sub. notes
11 3/4s, 2016		1,060,000	1,115,650
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		4,680,000	3,931,200
TD Funding Corp. 144A sr. sub. notes 7 3/4s, 2014		1,325,000	1,364,750
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		5,430,000	6,108,750
Terex Corp. company guaranty 7 3/8s, 2014		2,710,000	2,750,650
			166,568,675

Commercial and Consumer Services (0.1%)
iPayment, Inc. 144A sr. sub. notes 9 3/4s, 2014		2,070,000	2,116,575

Communication Services (7.7%)
American Cellular Corp. company guaranty 9 1/2s, 2009		1,842,000	1,837,395
American Cellular Corp. sr. notes Ser. B, 10s, 2011		4,045,000	4,267,475
American Tower Corp. sr. notes 7 1/2s, 2012		3,360,000	3,460,800
American Towers, Inc. company guaranty 7 1/4s, 2011		2,210,000	2,287,350
BCM Ireland Finance Ltd. 144A FRN 8.587s, 2016 (Cayman
Islands)	EUR	1,715,000	2,358,873
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		$3,145,000	3,380,875
Centennial Communications Corp. sr. notes 10s, 2013		2,860,000	2,988,700
Centennial Communications Corp. sr. notes FRN 11.122s,
2013		1,155,000	1,206,975
Cincinnati Bell, Inc. company guaranty 7s, 2015		2,210,000	2,182,375
Citizens Communications Co. notes 9 1/4s, 2011		6,150,000	6,803,438
Cricket Communications, Inc. 144A sr. notes 9 3/8s,
2014		4,980,000	5,092,050
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		4,855,000	5,146,300
Dobson Cellular Systems sec. notes 9 7/8s, 2012		4,480,000	4,860,800
Dobson Communications Corp. sr. notes FRN 9.624s, 2012		2,355,000	2,399,156
Idearc Inc. 144A sr. notes 8s, 2016		14,130,000	14,359,613
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		9,197,000	8,403,759
Intelsat Bermuda, Ltd. 144A sr. notes 11 1/4s, 2016
(Bermuda)		10,665,000	11,691,506
Intelsat Subsidiary Holding Co., Ltd. company guaranty
8 5/8s, 2015 (Bermuda)		370,000	384,338
Intelsat Subsidiary Holding Co., Ltd. sr. notes
8 1/2s, 2013 (Bermuda)		3,295,000	3,356,781
iPCS, Inc. sr. notes 11 1/2s, 2012		2,620,000	2,914,750
Level 3 Communications, Inc. sr. notes 11 1/2s, 2010		4,610,000	4,800,163
Level 3 Financing, Inc. company guaranty FRB 11.8s,
2011		2,760,000	2,918,700
Level 3 Financing, Inc. 144A sr. notes 9 1/4s, 2014		2,650,000	2,679,813
MetroPCS Wireless Inc. 144A sr. notes 9 1/4s, 2014		4,900,000	4,979,625

Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)	1,035,000	1,094,513
PanAmSat Corp. company guaranty 9s, 2014	2,995,000	3,144,750
PanAmSat Corp. notes 6 3/8s, 2008	699,000	699,874
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	13,890,000	14,306,700
Qwest Corp. debs. 7 1/4s, 2025	2,875,000	2,946,875
Qwest Corp. notes 8 7/8s, 2012 (S)	12,520,000	13,944,150
Qwest Corp. sr. notes 7 5/8s, 2015	4,705,000	5,022,588
Rogers Wireless, Inc. sec. notes 7 1/2s, 2015 (Canada)	2,685,000	2,846,100
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	250,000	250,938
Rogers Wireless, Inc. sr. sub. notes 8s, 2012 (Canada)	3,355,000	3,556,300
Rural Cellular Corp. sr. notes 9 7/8s, 2010	2,105,000	2,226,038
Rural Cellular Corp. sr. sub. FRN 11.121s, 2012	1,450,000	1,508,000
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	2,225,000	2,280,625
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	3,840,000	3,734,400
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014	4,640,000	4,941,600
Windstream Corp. 144A sr. notes 8 5/8s, 2016	8,105,000	8,824,319
Windstream Corp. 144A sr. notes 8 1/8s, 2013	4,260,000	4,611,450
		180,700,830

Consumer (0.5%)
Jostens IH Corp. company guaranty 7 5/8s, 2012	11,410,000	11,524,100

Consumer Goods (2.2%)
Church & Dwight Co., Inc. company guaranty 6s, 2012	4,535,000	4,376,275
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	5,790,000	5,761,050
Playtex Products, Inc. company guaranty 9 3/8s, 2011	4,924,000	5,133,270
Playtex Products, Inc. sec. notes 8s, 2011	9,380,000	9,802,100
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	6,304,000	6,461,600
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	4,400,000	4,158,000
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	2,380,000	2,374,050
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	12,955,000	10,914,588
Spectrum Brands, Inc. sr. sub. notes 8 1/2s, 2013	4,165,000	3,727,675
		52,708,608

Consumer Services (0.8%)
Brand Services, Inc. company guaranty 12s, 2012	7,560,000	8,438,850
Rental Services Corp. 144A bonds 9 1/2s, 2014	2,175,000	2,202,188
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013	2,432,000	2,432,000
United Rentals NA, Inc. sr. sub. notes 7s, 2014 (S)	5,535,000	5,368,950
		18,441,988

Energy (8.5%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	12,435,000	12,186,300
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	3,670,000	3,853,500
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	8,565,000	8,286,638
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	3,787,000	3,924,279
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	6,635,000	6,850,638
Chesapeake Energy Corp. sr. notes 7s, 2014	2,775,000	2,788,875
Complete Production Services, Inc. 144A sr. notes 8s,
2016	7,375,000	7,448,750
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	5,635,000	5,353,250
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	4,580,000	4,373,900
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	2,890,000	2,933,350
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	2,709,000	2,722,545
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	2,265,000	2,117,775
Encore Acquisition Co. sr. sub. notes 6s, 2015	7,644,000	6,936,930
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	8,860,000	8,771,400
Forest Oil Corp. sr. notes 8s, 2011	4,319,000	4,491,760
Hanover Compressor Co. sr. notes 9s, 2014	3,245,000	3,480,263
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011	1,660,000	1,730,550
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	6,030,000	5,728,500
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. notes
9s, 2016	2,335,000	2,457,588
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	2,350,000	2,209,000
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	9,910,000	9,612,700
Massey Energy Co. sr. notes 6 5/8s, 2010	7,525,000	7,562,625
Newfield Exploration Co. sr. notes 7 5/8s, 2011	6,350,000	6,627,813
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	6,730,000	6,730,000
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	6,055,000	5,631,150
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	4,103,541	4,212,999
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	3,335,000	3,451,725
Peabody Energy Corp. company guaranty 7 3/8s, 2016	2,655,000	2,791,069
Peabody Energy Corp. sr. notes 5 7/8s, 2016	6,750,000	6,446,250
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	10,710,000	11,151,788
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017	5,605,000	5,366,788
Pogo Producing Co. 144A sr. sub. notes 7 7/8s, 2013	2,690,000	2,757,250
Pride International, Inc. sr. notes 7 3/8s, 2014	5,765,000	5,981,188
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	3,675,000	3,528,000
Sabine Pass LNG LP 144A sec. notes 7 1/2s, 2016	5,500,000	5,506,875
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	7,575,000	7,650,750
Whiting Petroleum Corp. company guaranty 7s, 2014	7,100,000	7,100,000
		200,754,761

Entertainment (1.8%)
AMC Entertainment, Inc. company guaranty 11s, 2016		3,595,000	3,967,981
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		2,302,000	2,221,430
Avis Budget Car Rental, LLC 144A sr. notes 7 3/4s, 2016		4,160,000	4,009,200
Avis Budget Car Rental, LLC 144A sr. notes 7 5/8s, 2014		2,720,000	2,628,200
Cinemark USA, Inc. sr. sub. notes 9s, 2013		1,550,000	1,612,000
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)		9,780,000	8,019,600
Hertz Corp. 144A sr. notes 8 7/8s, 2014		5,330,000	5,529,875
Marquee Holdings, Inc. sr. disc. notes stepped-coupon
zero % (12s, 8/15/09), 2014 (STP)		5,200,000	4,121,000
Six Flags, Inc. sr. notes 9 5/8s, 2014		4,040,000	3,691,550
Six Flags, Inc. sr. notes 8 7/8s, 2010		105,000	101,325
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010		2,560,000	2,604,800
Universal City Florida Holding Co. sr. notes FRN
10.121s, 2010		3,396,000	3,489,390
			41,996,351

Financial (0.6%)
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)		2,695,000	2,715,213
E*Trade Finance Corp. sr. notes 8s, 2011		8,275,000	8,585,313
Finova Group, Inc. notes 7 1/2s, 2009		9,177,000	2,661,330
			13,961,856

Food (1.7%)
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)		878,534	45,905
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015		820,000	762,600
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		4,870,000	4,297,775
Dean Foods Co. company guaranty 7s, 2016		6,600,000	6,740,250
Del Monte Corp. company guaranty 6 3/4s, 2015		3,440,000	3,388,400
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		6,390,000	6,741,450
Nutro Products, Inc. 144A sr. notes FRN 9.4s, 2013		2,400,000	2,472,000
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013		8,900,000	9,078,000
Swift & Co. company guaranty 10 1/8s, 2009		3,800,000	3,914,000
Swift & Co. sr. sub. notes 12 1/2s, 2010		2,255,000	2,311,375
			39,751,755

Gaming & Lottery (3.1%)
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		3,345,000	3,449,531
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		5,455,000	5,400,450
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		790,000	783,088
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		3,382,000	3,610,285
MGM Mirage, Inc. company guaranty 6s, 2009		7,177,000	7,159,058
MGM Mirage, Inc. sr. notes 6 3/4s, 2012		2,000	1,975
Mirage Resorts, Inc. debs. 7 1/4s, 2017		895,000	874,863
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010		2,929,000	3,009,548
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		6,855,000	6,992,100
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009		6,543,000	6,673,860
Scientific Games Corp. company guaranty 6 1/4s, 2012		6,245,000	6,042,038
Station Casinos, Inc. sr. notes 6s, 2012		9,930,000	9,532,800
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016		2,475,000	2,307,938
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015		10,635,000	10,555,238
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014 (S)		5,975,000	5,885,375
			72,278,147

Health Care (5.5%)
AMR Holding Co., Inc./EmCare Holding Co., Inc. sr.
sub. notes 10s, 2015		345,000	371,738
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012		5,906,000	5,684,525
DaVita, Inc. company guaranty 6 5/8s, 2013		4,470,000	4,436,475
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)		3,010,000	2,927,225
HCA, Inc. notes 6 3/8s, 2015		2,250,000	1,873,125
HCA, Inc. notes 5 3/4s, 2014		2,385,000	1,949,738
HCA, Inc. sr. notes 7 7/8s, 2011		116,000	115,420
HCA, Inc. 144A sec. notes 9 5/8s, 2016 (S)		7,800,000	8,170,500
HCA, Inc. 144A sec. notes 9 1/4s, 2016		9,885,000	10,317,469
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		5,851,000	4,739,310
Nycomed A/S 144A sr. notes 11 3/4s, 2013 (PIK)
(Denmark)	EUR	206,456	290,244
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015		$1,400,000	1,368,500
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		6,210,000	5,868,450
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015		5,747,000	5,703,898
Select Medical Corp. company guaranty 7 5/8s, 2015		5,680,000	4,742,800
Service Corporation International debs. 7 7/8s, 2013		3,897,000	4,057,751
Service Corporation International sr. notes 8s, 2017		1,970,000	1,960,150
Service Corporation International sr. notes 6 3/4s,
2016		6,820,000	6,700,650
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		8,140,000	7,753,350
Tenet Healthcare Corp. notes 7 3/8s, 2013		8,240,000	7,519,000

Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	4,570,000	4,581,425
Triad Hospitals, Inc. sr. notes 7s, 2012 (S)	6,500,000	6,565,000
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	5,946,000	5,960,865
Universal Hospital Services, Inc. sr. notes 10 1/8s,
2011 (Canada)	65,000	69,225
US Oncology, Inc. company guaranty 9s, 2012	4,090,000	4,284,275
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	8,299,000	8,299,000
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	6,415,000	7,240,931
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	2,255,000	2,311,375
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	1,730,000	1,762,438
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	2,310,000	2,335,988
		129,960,840

Homebuilding (0.7%)
Ashton Woods USA, LLC/Ashton Woods Finance Co. sr.
sub. notes 9 1/2s, 2015	2,910,000	2,502,600
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	4,000	4,332
K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012	2,100,000	2,128,875
K. Hovnanian Enterprises, Inc. company guaranty
7 3/4s, 2013	4,120,000	4,047,900
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014	2,000	1,920
Meritage Homes Corp. company guaranty 6 1/4s, 2015 (S)	2,080,000	1,924,000
Standard Pacific Corp. sr. notes 7 3/4s, 2013	4,490,000	4,439,488
Standard Pacific Corp. sr. notes 7s, 2015	850,000	809,625
Standard Pacific Corp. sr. notes 6 1/2s, 2008	1,572,000	1,570,035
		17,428,775

Household Furniture and Appliances (0.4%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014 (S)	9,697,000	10,072,759

Lodging/Tourism (0.7%)
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)	2,685,000	2,859,525
Host Marriott LP sr. notes 7 1/8s, 2013 (R)	100,000	102,125
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	9,300,000	9,439,500
Starwood Hotels & Resorts Worldwide, Inc. debs.
7 3/8s, 2015	3,060,000	3,170,077
		15,571,227

Media (1.0%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	3,780,000	3,987,900
Affinion Group, Inc. company guaranty 10 1/8s, 2013	6,605,000	6,984,788
Affinity Group, Inc. sr. sub. notes 9s, 2012	6,205,000	6,142,950
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	1,235,000	1,126,938
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. disc.
notes stepped-coupon zero % (12 1/2s, 8/2/11), 2016
(STP) (Netherlands)	2,085,000	1,360,463
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. notes
10s, 2014 (Netherlands)	4,495,000	4,753,463
		24,356,502

Publishing (3.2%)
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	6,605,000	6,406,850
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	4,629,006	4,779,449
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	1,877,000	1,792,535
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010	6,250,000	6,531,250
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)	2,710,000	2,398,350
Dex Media, Inc. notes 8s, 2013	1,580,000	1,611,600
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013	7,160,000	7,822,300
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	7,227,000	7,118,595
PRIMEDIA, Inc. sr. notes 8s, 2013	7,400,000	6,919,000
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	4,210,000	4,031,075
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	2,495,000	2,388,963
R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016	4,465,000	4,688,250
Reader's Digest Association, Inc. (The) sr. notes
6 1/2s, 2011	3,820,000	3,910,725
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	10,768,000	10,687,240
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	4,030,000	3,606,850
		74,693,032

Restaurants (0.6%)
Buffets, Inc. 144A sr. unsec 12 1/2s, 2014	5,325,000	5,338,313
Domino's, Inc. sr. sub. notes 8 1/4s, 2011	80,000	83,000
Sbarro, Inc. company guaranty 11s, 2009	7,713,000	7,838,336
		13,259,649

Retail (2.3%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	3,510,000	3,536,325
Autonation, Inc. company guaranty 7s, 2014	1,070,000	1,070,000
Autonation, Inc. company guaranty FRB 7.374s, 2013	1,650,000	1,650,000
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	5,810,000	5,984,300
Burlington Coat Factory Warehouse Corp. 144A sr. notes

11 1/8s, 2014		5,485,000	5,443,863
Harry & David Holdings, Inc. company guaranty 9s, 2013		2,520,000	2,431,800
Michaels Stores, Inc. 144A sr. notes 10s, 2014		2,625,000	2,680,781
Michaels Stores, Inc. 144A sr. sub. notes 11 3/8s, 2016		4,235,000	4,340,875
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012		2,190,000	1,543,950
Neiman-Marcus Group, Inc. company guaranty 9s, 2015		9,775,000	10,593,656
Rite Aid Corp. company guaranty 7 1/2s, 2015		3,420,000	3,283,200
Rite Aid Corp. sec. notes 8 1/8s, 2010		4,545,000	4,601,813
United Auto Group, Inc. 144A sr. sub. notes 7 3/4s,
2016		4,915,000	4,951,863
Victoria ACQ II 144A sr. unsecd. notes 11.217s, 2015
(Netherlands) (PIK)	EUR	1,319,150	1,808,640
			53,921,066

Technology (5.7%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		$5,686,000	5,828,150
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013		5,262,000	4,933,125
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s, 2016		2,695,000	2,654,575
Avago Technologies Finance 144A sr. notes 10 1/8s,
2013 (Singapore)		1,175,000	1,248,438
Avago Technologies Finance 144A sr. notes FRN 10.869s,
2013 (Singapore)		90,000	94,050
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)
(S)		1,880,000	1,884,700
Compucom Systems, Inc. 144A sr. notes 12s, 2014		4,540,000	4,676,200
Conexant Systems, Inc. 144A sec. FRN 9.126s, 2010		3,400,000	3,438,250
Freescale Semiconductor, Inc. 144A sr. notes 9 7/8s,
2014 (PIK)		5,620,000	5,620,000
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014		11,235,000	11,263,088
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016		5,615,000	5,678,169
Iron Mountain, Inc. company guaranty 8 3/4s, 2018		1,860,000	1,985,550
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		8,716,000	8,999,270
Iron Mountain, Inc. company guaranty 7 3/4s, 2015		125,000	127,500
Iron Mountain, Inc. company guaranty 6 5/8s, 2016		235,000	223,838
Lucent Technologies, Inc. debs. 6.45s, 2029		8,064,000	7,257,600
Lucent Technologies, Inc. notes 5 1/2s, 2008		1,435,000	1,427,825
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)		3,055,000	2,337,075
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)		1,675,000	1,794,344
Nortel Networks, Ltd. 144A company guaranty FRN
9.624s, 2011 (Canada) (S)		4,925,000	5,109,688
NXP BV/NXP Funding, LLC 144A sec. FRN 8.118s, 2013
(Netherlands) (S)		4,720,000	4,790,800
NXP BV/NXP Funding, LLC 144A sec. notes 7 7/8s, 2014
(Netherlands)		7,635,000	7,844,963
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)		2,580,000	2,563,161
Serena Software, Inc. company guaranty 10 3/8s, 2016		1,060,000	1,123,600
Solectron Global Finance Corp. company guaranty 8s,
2016		2,290,000	2,324,350
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		6,906,000	7,320,360
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		11,539,000	12,101,526
UGS Capital Corp. II 144A sr. notes 10.38s, 2011		2,200,000	2,321,000
UGS Corp. company guaranty 10s, 2012		3,135,000	3,417,150
Unisys Corp. sr. notes 8s, 2012		3,745,000	3,651,375
Xerox Capital Trust I company guaranty 8s, 2027		4,470,000	4,581,750
Xerox Corp. company guaranty 9 3/4s, 2009		4,000	4,348
Xerox Corp. sr. notes 7 5/8s, 2013		1,747,000	1,846,055
Xerox Corp. sr. notes 6 7/8s, 2011		1,525,000	1,611,925
Xerox Corp. unsec. sr. notes 6 3/4s, 2017		3,290,000	3,498,520
			135,582,318

Textiles (0.7%)
Levi Strauss & Co. sr. notes 9 3/4s, 2015		7,988,000	8,537,175
Levi Strauss & Co. sr. notes 8 7/8s, 2016		4,115,000	4,253,881
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		4,325,000	4,433,125
			17,224,181

Tire & Rubber (0.5%)
Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007		35,000	35,263
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015		10,695,000	10,935,638
			10,970,901

Transportation (0.8%)
CalAir, LLC/CalAir Capital Corp. company guaranty
8 1/8s, 2008		8,076,000	8,076,000
Delta Air Lines, Inc. notes 8.3s, 2029		5,560,000	3,308,200
Kansas City Southern Railway Co. company guaranty
9 1/2s, 2008		8,203,000	8,613,150
			19,997,350

Utilities & Power (7.6%)
AES Corp. (The) sr. notes 8 7/8s, 2011		808,000	872,640
AES Corp. (The) 144A sec. notes 9s, 2015		7,365,000	7,954,200
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		7,580,000	8,148,500
ANR Pipeline Co. debs. 9 5/8s, 2021		2,520,000	3,304,320
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017		10,000	11,877

CMS Energy Corp. sr. notes 9 7/8s, 2007	175,000	181,125
CMS Energy Corp. sr. notes 8.9s, 2008	2,329,000	2,436,716
CMS Energy Corp. sr. notes 8 1/2s, 2011	1,294,000	1,413,695
CMS Energy Corp. sr. notes 7 3/4s, 2010	1,760,000	1,861,200
Colorado Interstate Gas Co. debs. 6.85s, 2037	3,610,000	3,789,583
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	1,020,000	1,001,631
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	3,565,000	3,636,300
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	5,430,000	5,579,325
Edison Mission Energy sr. unsec 7 3/4s, 2016 (S)	2,075,000	2,168,375
Edison Mission Energy sr. unsec 7 1/2s, 2013	2,495,000	2,588,563
El Paso Corp. notes 7 3/4s, 2010	1,840,000	1,922,800
El Paso Corp. sr. notes 8.05s, 2030	5,095,000	5,464,388
El Paso Corp. sr. notes 7 3/8s, 2012 (S)	3,695,000	3,796,613
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	3,535,000	3,747,100
El Paso Natural Gas Co. debs. 8 5/8s, 2022	1,775,000	2,122,666
El Paso Production Holding Co. company guaranty
7 3/4s, 2013	11,400,000	11,813,250
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	217,000	222,968
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	5,575,000	5,449,563
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	11,180,000	12,130,300
Mirant North America, LLC company guaranty 7 3/8s, 2013	6,555,000	6,636,938
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	7,133,000	7,917,630
Monongahela Power Co. 1st mtge. 6.7s, 2014	3,260,000	3,504,643
Nevada Power Co. 2nd mtge. 9s, 2013	3,218,000	3,492,643
NRG Energy, Inc. company guaranty 7 3/8s, 2017	2,710,000	2,706,613
NRG Energy, Inc. sr. notes 7 3/8s, 2016	13,840,000	13,840,000
Orion Power Holdings, Inc. sr. notes 12s, 2010	6,100,000	6,908,250
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	4,925,000	4,996,693
SEMCO Energy, Inc. 144A sr. notes 7 3/4s, 2013	138,000	139,380
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	1,238,000	1,271,783
Sierra Pacific Resources sr. notes 8 5/8s, 2014 (S)	3,540,000	3,822,612
Southern Union Co. jr. sub. FRN 7.2s, 2066	2,710,000	2,728,471
Teco Energy, Inc. notes 7.2s, 2011	1,680,000	1,772,400
Teco Energy, Inc. notes 7s, 2012	2,785,000	2,917,288
Teco Energy, Inc. sr. notes 6 3/4s, 2015	370,000	384,800
Tennessee Gas Pipeline Co. debs. 7s, 2028	710,000	752,677
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	1,495,000	1,625,898
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	5,220,000	5,520,150
Utilicorp Canada Finance Corp. company guaranty
7 3/4s, 2011 (Canada)	6,815,000	7,234,565
Utilicorp United, Inc. sr. notes 9.95s, 2011	173,000	191,393
Williams Cos., Inc. (The) notes 8 3/4s, 2032	1,355,000	1,520,988
Williams Cos., Inc. (The) notes 8 1/8s, 2012	25,000	26,875
Williams Cos., Inc. (The) notes 7 5/8s, 2019	5,305,000	5,623,300
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	1,915,000	1,919,739
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)	3,173,692	264,686
		179,338,113

Total corporate bonds and notes (cost $2,061,445,224)		$2,084,625,706

SENIOR LOANS (2.6%)(a)(c)

	Principal amount	Value

AGCO Corp. bank term loan FRN 7.117s, 2008	$810,600	$810,600
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 7.62s, 2013	1,228,125	1,210,045
Century Cable Holdings bank term loan FRN 10 1/4s, 2009	5,320,000	5,189,889
Charter Communications bank term loan FRN 8.005s, 2013	863,526	868,978
Community Health Systems, Inc. bank term loan FRN Ser.
B, 7.12s, 2011	144,200	144,149
Dana Corp. bank term loan FRN 7.65s, 2008	1,300,000	1,300,270
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 6 7/8s, 2010	649,884	646,930
Federal Mogul Corp. bank term loan FRN Ser. A, 7.57s,
2007	2,735,000	2,685,997
Federal Mogul Corp. bank term loan FRN Ser. B, 7.82s,
2007	6,365,000	6,258,915
Frontier Vision bank term loan FRN Ser. B, 9.775s, 2008	440,000	434,029
Georgia-Pacific Corp. bank term loan FRN Ser. C,
8.39s, 2014	3,100,000	3,106,659
Healthsouth Corp. bank term loan FRN Ser. B, 8.62s,
2013	5,985,000	6,003,290
Insight Midwest bank term loan FRN 7.61s, 2014	2,867,628	2,881,249
Leap Wireless International, Inc. bank term loan FRN
Ser. B, 8.117s, 2013	498,750	502,491
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.243s, 2015	987,500	983,797
Michaels Stores, Inc. bank term loan FRN Ser. B,
8 3/8s, 2013	2,000,000	2,004,250
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.641s, 2013	895,570	901,167
Novelis, Inc. bank term loan FRN 7.62s, 2012	421,462	421,989
Novelis, Inc. bank term loan FRN Ser. B, 7.62s, 2012	732,013	732,928
Olympus Cable Holdings, LLC bank term loan FRN Ser. B,
10 1/4s, 2010	5,143,836	5,019,257
Pinnacle Foods Holding Corp. bank term loan FRN
7.372s, 2010	813,885	814,698
SandRidge Energy bank term loan FRN 9.87s, 2013	8,420,000	8,462,100
Six Flags, Inc. bank term loan FRN Ser. B, 8.62s, 2009	1,451,027	1,465,992
Solo Cup Co. bank term loan FRN 9.66s, 2012	2,797,633	2,857,082
Trump Hotel & Casino Resort, Inc. bank term loan FRN
5.62s, 2012 (U)	577,500	580,388

Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 8.03s, 2012	576,042	578,922
United Airlines bank term loan FRN Ser. B, 9.12s, 2012	1,001,219	1,009,443
United Airlines bank term loan FRN Ser. DD, 9 1/8s,
2012	143,031	144,206
VWR International, Inc. bank term loan FRN Ser. B,
7.63s, 2011	162,770	163,076
Wesco Aircraft Hardware Corp. bank term loan FRN
7.57s, 2013	1,050,000	1,055,250
Wesco Aircraft Hardware Corp. bank term loan FRN
11 1/8s, 2014	2,800,000	2,856,000
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.937s, 2012	240,739	240,062

Total senior loans (cost $61,668,898)		$62,334,098

CONVERTIBLE PREFERRED STOCKS (1.5%)(a)

	Shares	Value

Chesapeake Energy Corp. Ser. *, $4.50 cum. cv. pfd	1,139	$115,893
Chesapeake Energy Corp. 6.25% cv. pfd.	11,902	3,350,413
Citigroup Funding, Inc. Ser. GNW, 5.02% cv. pfd.	206,540	6,402,740
Crown Castle International Corp. $3.125 cum. cv. pfd.	88,505	4,912,028
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	83,405	3,336,200
Freeport-McMoRan Copper & Gold, Inc. 5.50% cv. pfd.	2,553	3,561,435
Huntsman Corp. $2.50 cv. pfd.	65,362	2,565,459
Interpublic Group of Companies, Inc. 144A Ser. B,
5.25% cum. cv. pfd	4,964	5,466,605
Ion Media Networks, Inc. 144A 9.75% cv. pfd. PIK	258	1,419,000
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	34,720	4,552,660

Total convertible preferred stocks (cost $33,764,773)		$35,682,433

CONVERTIBLE BONDS AND NOTES (1.1%)(a)

	Principal amount	Value

DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	$8,690,000	$8,918,113
Intel Corp. cv. sub. bonds 2.95s, 2035	4,395,000	4,070,869
Kulicke & Soffa Industries, Inc. cv. sub. notes 0
1/2s, 2008	390,000	342,225
L-3 Communications Corp. 144A cv. bonds 3s, 2035	5,115,000	5,313,206
LIN Television Corp. cv. sr. sub. notes 2 1/2s, 2033	1,765,000	1,656,894
Nash Finch Co. cv. sr. sub. notes stepped-coupon
1.631s (zero %, 3/15/13) 2035 (STP)	375,000	156,563
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024	425,000	357,000
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	3,155,000	2,855,275
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	3,027,000	3,178,350

Total convertible bonds and notes (cost $25,562,448)		$26,848,495

COMMON STOCKS (1.1%)(a)

	Shares	Value

Blount International, Inc. (NON) (S)	278,867	$3,276,687
Boyd Gaming Corp. (S)	94,645	4,008,216
Coinmach Service Corp. IDS (Income Deposit Securities)	519	9,155
Compass Minerals International, Inc. (S)	4,728	156,497
Contifinancial Corp. Liquidating Trust Units (F)	31,945,478	3,195
Decrane Aircraft Holdings, Inc. (F)(NON) (AFF)	29,311	29
DigitalGlobe, Inc. 144A (NON) (AFF)	645,566	639,756
Elizabeth Arden, Inc. (NON)	62,475	1,149,540
Knology, Inc. (NON)	1,927	19,270
Owens Corning, Inc. (NON) (S)	229,028	7,099,868
Samsonite Corp. (NON)	735,508	864,222
Sterling Chemicals, Inc. (NON)	4,368	55,692
Sun Healthcare Group, Inc. (NON)	9,226	93,090
Triad Hospitals, Inc. (NON)	61,300	2,606,476
USA Mobility, Inc.	1,773	43,155
VFB LLC (acquired various dates from 12/21/99 to
5/15/02, cost $9,772,641) (F)(RES)(NON) (AFF)	12,955,347	267,994
VS Holdings, Inc. (F)(NON)	367,868	1
WHX Corp. (NON)	167,109	1,562,469
Williams Cos., Inc. (The)	160,667	4,460,116

Total common stocks (cost $82,247,320)		$26,315,428

COLLATERALIZED MORTGAGE OBLIGATIONS (0.6%)(a)

	Principal amount	Value

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031	$1,190,771	$1,223,089
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031	3,816,434	3,676,180
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.787s, 2033	583,000	627,414
Ser. 00-1, Class G, 6.131s, 2033	2,470,000	2,236,560
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	2,202,750	2,222,995
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41s, 2031	1,054,300	1,001,019
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040	2,435,000	2,071,728
Ser. 04-1A, Class K, 5.45s, 2040	880,000	717,505
Ser. 04-1A, Class L, 5.45s, 2040	400,000	299,525

Total collateralized mortgage obligations (cost $11,560,740)		$14,076,015

UNITS (0.4%)(a) (cost $13,767,595)

	Units	Value

XCL, Ltd. Equity Units (F) (AFF)			3,899	$9,579,816

PREFERRED STOCKS (0.2%)(a)

			Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)			21,000	$147,000
Ion Media Networks, Inc. 14.25% cum. pfd. (PIK)			153	1,178,100
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.			3,075	3,828,375

Total preferred stocks (cost $4,104,902)				$5,153,475

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a) (cost $4,416,676)
			Principal amount	Value

Argentina (Republic of) FRB 5.59s, 2012			$4,773,750	$4,450,787

ASSET-BACKED SECURITIES (--%)(a) (cost $416,296)
			Principal amount	Value

Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M11, 7.82s, 2036			$545,000	$476,875

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Dayton Superior Corp. 144A	6/15/09	$.01	8,614	$86
Decrane Aircraft Holdings Co. Class B	6/30/10	116.00	1	1
Decrane Aircraft Holdings Co. Class B	6/30/10	116.00	1	1
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR .001	4,599	128,772
Ubiquitel, Inc. 144A	4/15/10	$22.74	15,354	154
ZSC Specialty Chemicals PLC 144A (United Kingdom)	6/30/11	GBP .01	300,000	3,000
ZSC Specialty Chemicals PLC (Preferred) 144A (United
Kingdom)	6/30/11	GBP .01	300,000	3,000

Total warrants (cost $1,422,383)				$135,014

SHORT-TERM INVESTMENTS (5.8%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from December 1, 2006 to
January 19, 2007 (d)			$66,904,713	$66,771,599
Putnam Prime Money Market Fund (e)			69,262,731	69,262,731

Total short-term investments (cost $136,034,330)				$136,034,330

TOTAL INVESTMENTS

Total investments (cost $2,436,411,585) (b)				$2,405,712,472

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/06 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Euro	$75,083,112	$72,774,933	12/20/06	$(2,308,179)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/06 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
L-3 Communications
Corp. 7 5/8%, 6/15/12	$--	$1,825,000	6/20/11	(90 bp)	$(3,996)

Citibank, N.A.
Celestica, Inc. 7 7/8%,
7/1/11	--	2,685,000	9/20/11	285 bp	41,545

Ford Motor Co., 7.45%,
7/16/31	--	2,190,000	6/20/07	620 bp	80,745

Visteon Corp., 7%,
3/10/14	--	2,825,000	6/20/09	605 bp	190,519

CreditSuisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--	4,715,000	9/20/07	(487.5 bp)	(157,433)

Ford Motor Co., 7.45%,
7/16/31	--	5,720,000	9/20/08	725 bp	465,699

Ford Motor Co., 7.45%,
7/16/31	--	1,005,000	9/20/07	(485 bp)	(33,306)

Deutsche Bank AG
Ford Motor Co., 7.45%,
7/16/31	--	3,066,000	6/20/07	595 bp	107,309

Visteon Corp., 7%,
3/10/14	--	1,105,000	6/20/09	535 bp	55,958

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%,
7/16/31	--	2,190,000	6/20/07	630 bp	82,388

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	3,646,000	(a)	2.461%	318,685

General Motors Corp.,
7 1/8%, 7/15/13	--	4,715,000	9/20/08	620 bp	377,571

General Motors Corp.,
7 1/8%, 7/15/13	--	4,715,000	9/20/07	(427.5 bp)	(155,872)

General Motors Corp.,
7 1/8%, 7/15/13	--	1,005,000	9/20/07	(425 bp)	(32,976)

General Motors Corp.,
7 1/8%, 7/15/13	--	1,005,000	9/20/08	620 bp	80,479

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	1,115,000	9/20/11	(108 bp)	(11,949)

Standard Pacific Corp.,
6 7/8%, 5/15/11	--	3,060,000	9/20/11	(353 bp)	(118,667)

United States Steel
Corp., 9 3/4%, 5/15/10	--	4,033,000	9/20/09	(65 bp)	(12,824)

JPMorgan Chase Bank, N.A.
Ford Motor Co., 7.45%,
7/16/31	--	2,190,000	6/20/07	635 bp	83,198

Ford Motor Co., 7.45%,
7/16/31	--	2,830,000	6/20/07	665 bp	113,851

Ford Motor Co., 7.45%,
7/16/31	--	815,000	9/20/07	(345 bp)	(15,738)

Ford Motor Co., 7.45%,
7/16/31	--	815,000	9/20/08	550 bp	42,910

General Motors Corp.,
7 1/8%, 7/15/13	--	815,000	9/20/07	(350 bp)	(20,636)

General Motors Corp.,
7 1/8%, 7/15/13	--	815,000	9/20/08	500 bp	47,686

Lehman Brothers Special Financing, Inc.
General Motors Corp.,
7 1/8%,7/15/13	--	5,650,000	12/20/06	750 bp	105,703

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	2,310,000	9/20/07	(345 bp)	(44,606)

Ford Motor Co., 7.45%,
7/16/31	--	2,310,000	9/20/08	570 bp	130,284

General Motors Corp.,
7 1/8%, 7/15/13	--	3,235,000	9/20/07	(335 bp)	(77,091)

General Motors Corp.,
7 1/8%, 7/15/13	--	3,235,000	9/20/08	500 bp	189,280

Morgan Stanley Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	810,000	9/20/07	(345 bp)	(15,641)

Ford Motor Co., 7.45%,
7/16/31	--	810,000	9/20/08	560 bp	44,169

General Motors Corp.,
7 1/8%, 7/15/13	--	810,000	9/20/07	(335 bp)	(19,302)

General Motors Corp.,
7 1/8%, 7/15/13	--	810,000	9/20/08	500 bp	47,393

Nalco, Co.
7.75%,11/15/11	--	1,700,000	12/20/11	210 bp	19,066

Visteon Corp., 7%,
3/10/14	--	1,755,972	6/20/09	535 bp	88,923

Total					$1,993,324

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $2,358,382,042.

(b) The aggregate identified cost on a tax basis is $2,441,587,215, resulting in gross unrealized appreciation and depreciation of $72,741,868 and $108,616,611, respectively, or net unrealized depreciation of $35,874,743.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 2006 was $10,774,919 or 0.5% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

	Purchase	Sales	Dividend
Affiliates	cost	proceeds	income	Value

Decrane Aircraft Holdings, Inc.	$ -	$ -	$ --	$ 29
DigitalGlobe, Inc.			--	639,756
VFB LLC			--	267,994
XCL, Ltd.	-	-	--	9,579,816

Totals	$	$	$	$ 10,487,595

Market values are shown for those securities affiliated at period end.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at November 30, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2006 the value of securities loaned amounted to $65,372,773. The fund received cash collateral of $66,771,599 which is pooled with collateral of other Putnam funds into 48 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,029,426 for the period ended November 30, 2006. During the period ended November 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $168,057,088 and $185,732,635, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at November 30, 2006.

(U) A portion of the position represents unfunded loan commitments. As of November 30, 2006, the fund had unfunded loan commitments of $577,500, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Trump Hotel & Casino Resort, Inc.	$577,500

At November 30, 2006, liquid assets totaling $89,390,951 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at November 30, 2006.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 26, 2007